Expense Example - Steward International Enhanced Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Institutional Class 1 Year	Institutional Class 3 Years	Institutional Class 5 Years	Institutional Class 10 Years
USD ($)	102	318	552	1,225	279	554	954	1,873	65	205	357	798	78	243	422	942